                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-06024

                            THE INDONESIA FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              (Address of Principal Executive Offices)  (Zip Code)

                               J. Kevin Gao, Esq.
                            The Indonesia Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

THE INDONESIA FUND, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2005
(UNAUDITED)

[AMERICAN STOCK EXCHANGE(R) LISTED IF (TM) LOGO]


IF-SAR-0605

CONTENTS

Letter to Shareholders                                                 1

Portfolio Summary                                                      4

Schedule of Investments                                                5

Statement of Assets and Liabilities                                    7

Statement of Operations                                                8

Statement of Changes in Net Assets                                     9

Financial Highlights                                                  10

Notes to Financial Statements                                         12

Results of Annual Meeting of Shareholders                             16

Privacy Policy Notice                                                 17

Description of InvestLink(SM) Program                                 18

Proxy Voting and Portfolio Holdings Information                       21

LETTER TO SHAREHOLDERS

                                                                   July 29, 2005

DEAR SHAREHOLDER:

For the six months ended June 30, 2005, The Indonesia Fund, Inc. (the "Fund") had a gain in its net asset value ("NAV") of 16.73%, vs. an increase of 10.20% for the Morgan Stanley Capital International Indonesia Index.* Based on market price, the Fund's shares rose 15.19% during this six month period. As a result, the Fund's discount to its NAV stood at 1.52% on June 30, 2005, compared with a discount of 0.20% at the beginning of the period.

THE MARKET: LEADING AN OUTPERFORMING ASSET CLASS

The period was a positive one for emerging stock markets as a group, both in absolute terms and compared with developed stock markets, at least for US-dollar-based investors. Emerging markets initially rallied, but then turned sharply down in March on worries that rising US interest rates could threaten global growth. These fears subsided in the latter part of the period, with inflation appearing to be under control and as long-term US interest rates remained fairly stable. Investors' appetite for risk in general returned, and emerging markets ended the period on a solid note.

Indonesia outperformed the broad emerging stock market group, aided by an accommodative monetary policy, high commodity prices and an increase of flows into the market. Weakness in the country's rupiah currency eroded some of the strong gains generated locally, but the market nonetheless outperformed in dollar terms as well by a handy margin.

THE PORTFOLIO: AIDED BY STOCK SELECTION

The Fund's outperformance was attributable in part to good stock selection in the food, beverages & tobacco sector. Most specifically, we had a large absolute and relative weighting in longtime holding PT Hanjaya Mandala Sampoerna Tbk
("HM Sampoerna"), which rallied on Philip Morris' takeover bid. We accepted the offer and sold the position in May.

Elsewhere, the Fund's investments in the materials and telecommunications sectors aided its performance. The Fund's overweightings in the capital goods and food, beverages & tobacco sectors also added value, as these areas of the market outperformed in the period. The Fund's underweighting in the bank sector, which struggled amid a rising cost of capital, proved beneficial as well. On the negative side, relatively speaking, the Fund's energy and technology-related stocks underperformed.

With regard to noteworthy recent portfolio activity, we sold HM Sampoerna late in the period, as noted. This was an approximately 20% weighting in the Fund at the time. We reinvested the proceeds by period-end, favoring telecom, financials, industrial and consumer discretionary companies.

A MIXED BAG

In the wake of a solid six months for Indonesia's stock market, which followed a robust gain in 2004, there are a number of issues to consider as we look ahead:

- Employment remains a concern, with not enough jobs created to satisfy the roughly 40 million unemployed or underemployed

- Ongoing fuel subsidies, a popular program, will likely continue to strain the government's finances and jeopardize the country's foreign exchange reserves

- The President's popularity has declined to its lowest point since last year's October election victory

- Core inflation has remained high, at about 8%. Indonesian authorities have been edging interest rates higher with an 8.5% intermediate-term target

- In continuing efforts to eradicate corruption, the Anti Corruption Committee has cast its net far and wide, targeting government officials and departments including the General Election Commission

- On the positive side, Indonesia's economy appears to remain healthy, with first-quarter GDP rising 6.4% on an annualized basis

- The composition of GDP in Indonesia now appears to be more balanced, with capital investment rising and consumption declining amid higher interest rates

- Excess liquidity in Indonesia and the region could continue to be a positive market factor in our view

Given these issues, on balance we have chosen to adopt a more cautious stance. Indonesian assets accounted for about 80% to 85% of the Fund as of the end of the period, down from approximately 90% at the beginning of the year.

Sincerely,

/s/ Boon Hong Yeo

Boon Hong Yeo
Chief Investment Officer**

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN INDONESIA, INCLUDING THE RISK OF INVESTING IN A SINGLE-COUNTRY FUND.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

* The Morgan Stanley Capital International Indonesia Index is an unmanaged index (with no defined investment objective) of Indonesian equities that includes reinvestment of net dividends, and is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

** Boon Hong Yeo, who is a Director of Credit Suisse Asset Management (Australia), Limited, the Fund's sub-adviser, is primarily responsible for management of the Fund's assets. He has served the Fund in such capacity since January 17, 2003. Mr. Yeo joined Credit Suisse Asset Management (Australia) Limited in 2002 from AIB Govett (Asia) Limited in Singapore, where he was Director of Private Equity and managed Asian equity portfolios. Previously, he was founder and Managing Director of Zenith Asset Management Singapore; and held various positions in Asian equity portfolio management, investment banking and corporate banking in Singapore.

THE INDONESIA FUND, INC.

PORTFOLIO SUMMARY - AS OF JUNE 30, 2005 (UNAUDITED)

[CHART]

SECTOR ALLOCATION

AS A PERCENT OF NET ASSETS

                                             JUNE 30, 2005      DECEMBER 31, 2004
                                            ---------------    -------------------
Automotive                                             9.74%                  9.51%
Banks                                                 20.14%                 21.44%
Building Products-Cement/Aggregate                     2.70%                  2.64%
Coal Mining & Steel                                    4.49%                  0.00%
Gas-Distribution                                       2.06%                  1.46%
Machinery-Construction & Mining                        3.84%                  4.75%
Medical-Drugs                                          2.44%                  4.59%
Oil Field Machinery & Equipment                        2.22%                  0.00%
Real Estate Operations/Development                     2.53%                  0.51%
Retail-Major Department Stores                         4.02%                  1.41%
Rubber-Tires                                           2.98%                  0.00%
Telecommunications                                    24.95%                 23.69%
Tobacco                                                1.73%                 18.14%
Other                                                 10.96%                 10.87%
Cash & Other Assets                                    5.20%                  0.99%

TOP 10 HOLDINGS, BY ISSUER

                                                                             PERCENT OF
    HOLDING                                         SECTOR                   NET ASSETS
---------------------------------------------------------------------------------------
 1. PT Telekomunikasi Indonesia               Telecommunications                18.8

 2. PT Astra International Tbk                    Automotive                     9.7

 3. PT Bank Central Asia Tbk                         Banks                       7.1

 4. PT Indosat Tbk                            Telecommunications                 6.1

 5. PT Bank Rakyat Indonesia                         Banks                       4.8

 6. PT Bumi Resources Tbk                     Coal Mining & Steel                4.5

 7. PT United Tractors Tbk              Machinery-Construction & Mining          3.8

 8. PT Gajah Tunggal Tbk                         Rubber-Tires                    3.0

 9. PT Bank Danamon Indonesia Tbk                    Banks                       2.7

10. Scomi Group Barhad                  Oil Field Machinery & Equipment          2.2

THE INDONESIA FUND, INC.

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                  NO. OF
DESCRIPTION                                                       SHARES         VALUE
------------------------------------------------------------------------------------------
EQUITY OR EQUITY-LINKED SECURITIES-94.80%

INDONESIA-83.63%

AUTOMOTIVE-9.74%
PT Astra International Tbk                                        3,681,461   $  4,775,405
                                                                              ------------

BANKS-16.97%
PT Bank Central Asia Tbk                                          9,437,500      3,469,851
PT Bank Danamon Indonesia Tbk                                     2,531,000      1,307,011
PT Bank Internasional Indonesia Tbk                              42,733,000        765,166
PT Bank Pan Indonesia Tbk                                         8,819,000        423,391
PT Bank Rakyat Indonesia                                          7,965,000      2,360,014
                                                                              ------------
                                                                                 8,325,433
                                                                              ------------

BUILDING & CONSTRUCTION-MISCELLANEOUS-0.98%
PT Adhi Karya Tbk                                                 5,657,000        479,476
                                                                              ------------

BUILDING PRODUCTS-CEMENT/AGGREGATE-2.70%
PT Indocement Tunggal Prakarsa Tbk+                               2,985,000      1,051,137
PT Semen Cibinong Tbk+                                            4,690,000        272,881
                                                                              ------------
                                                                                 1,324,018
                                                                              ------------

COAL MINING & STEEL-4.49%
PT Bumi Resources Tbk                                            25,957,000      2,203,152
                                                                              ------------

FINANCE-CONSUMER LOANS-0.64%
PT Adira Dinamika Multi Finance Tbk+                              1,243,000        315,208
                                                                              ------------

FOOD & KINDRED PRODUCTS-1.43%
PT Indofood Sukses Makmur Tbk                                     6,207,000        699,063
                                                                              ------------

GAS-DISTRIBUTION-2.06%
PT Perusahaan Gas Negara                                          3,438,500      1,010,646
                                                                              ------------

MACHINERY-CONSTRUCTION & MINING-3.84%
PT United Tractors Tbk                                            4,944,200      1,882,029
                                                                              ------------

MEDICAL-DRUGS-2.44%
PT Kalbe Farma Tbk                                                9,690,800        870,775
PT Tempo Scan Pacific Tbk                                           448,500        325,584
                                                                              ------------
                                                                                 1,196,359
                                                                              ------------

                                                                  NO. OF
DESCRIPTION                                                    SHARES/UNITS      VALUE
------------------------------------------------------------------------------------------
OIL EXPLORATION & PRODUCTION-0.72%
PT Energi Mega Persada Tbk                                        4,085,000   $    351,578
                                                                              ------------

REAL ESTATE OPERATIONS/DEVELOPMENT-2.53%
PT Ciputra Surya Tbk                                              4,697,500        657,452
PT Summarecon Agung Tbk                                           5,572,000        585,797
                                                                              ------------
                                                                                 1,243,249
                                                                              ------------

RETAIL-MAJOR DEPARTMENT STORES-4.02%
PT Matahari Putra Prima Tbk                                      11,668,000        702,507
PT Mitra Adiperkasa Tbk+                                          5,728,000        651,443
PT Ramyana Lestari Sentosa Tbk                                    6,746,000        620,474
                                                                              ------------
                                                                                 1,974,424
                                                                              ------------

RUBBER-TIRES-2.98%
PT Gajah Tunggal Tbk                                             18,145,000      1,463,644
                                                                              ------------

SOAP & CLEANING PREPARATION-1.42%
PT Unilever Indonesia Tbk                                         1,678,000        698,993
                                                                              ------------
TELECOMMUNICATIONS-24.94%
PT Indosat Tbk                                                    5,315,000      3,002,589
PT Telekomunikasi Indonesia                                      17,856,560      9,229,333
                                                                              ------------
                                                                                12,231,922
                                                                              ------------

TOBACCO-1.73%
PT Gudang Garam Tbk                                                 654,500        847,782
                                                                              ------------

TOTAL INDONESIA
 (Cost $26,713,686)                                                             41,022,381
                                                                              ------------

HONG KONG-0.54%

APPAREL MANUFACTURERS-0.54%
Ports Design Ltd.
 (Cost $123,796)                                                    362,000        262,029
                                                                              ------------

INDIA-1.73%

BANKS-1.73%
Reliance Industries (ABN AMRO), Regulation S, ELN,
 warrants expiring 2/24/06+
 (Cost $729,657)                                                     57,400        847,247
                                                                              ------------

See accompanying notes to financial statements.

                                                                  NO. OF
DESCRIPTION                                                       SHARES         VALUE
------------------------------------------------------------------------------------------
MALAYSIA-2.22%

OIL FIELD MACHINERY & EQUIPMENT-2.22%
Scomi Group Berhad
 (Cost $1,203,532)                                                2,778,000   $  1,087,660
                                                                              ------------

SINGAPORE-1.76%

ENGINEERING/R&D Services-1.76%
SembCorp Industries Ltd.
 (Cost $695,006)                                                    547,520        864,162
                                                                              ------------

TAIWAN-2.13%

ELECTRONIC COMPONENTS-MISCELLANEOUS-2.13%
Chi Mei Optoelectronics Corp.
 (Cost $1,009,344)                                                   67,200      1,046,774
                                                                              ------------
THAILAND-2.79%

BANKS-1.44%
Siam City Bank Public Company Ltd.                                1,119,000        707,638
                                                                              ------------

BUILDING-HEAVY CONSTRUCTION-1.35%
Italian-Thai Development Public Company Ltd.                      2,855,000        663,311
                                                                              ------------

TOTAL THAILAND
 (Cost $1,261,916)                                                               1,370,949
                                                                              ------------
TOTAL EQUITY OR EQUITY-LINKED SECURITIES
 (Cost $31,736,937)                                                             46,501,202
                                                                              ------------

                                                                 PRINCIPAL
DESCRIPTION                                                    AMOUNT (000'S)    VALUE
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-5.29%

GRAND CAYMAN-3.55%
Wells Fargo Bank N.A., overnight deposit, 2.45%, 07/01/05*
 (Cost $1,744,000)                                             $      1,744   $  1,744,000
                                                                              ------------

INDONESIA-1.74%
Citibank N.A., Jakarta, overnight deposit, 1.38%, 07/01/05*
 (Cost $851,463)                                                        851        851,463
                                                                              ------------

TOTAL SHORT-TERM INVESTMENTS
 (Cost $2,595,463)                                                               2,595,463
                                                                              ------------
TOTAL INVESTMENTS-100.09%
 (Cost $34,332,400) (Notes B,E,G)                                               49,096,665
                                                                              ------------
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.09)%                             (46,455)
                                                                              ------------
NET ASSETS-100.00%                                                            $ 49,050,210
                                                                              ============

+    Non-income producing security.
* Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.
ELN  Equity linked note.

                                 See accompanying notes to financial statements.

THE INDONESIA FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

ASSETS

Investments, at value (Cost $34,332,400) (Notes B,E,G)                                   $    49,096,665
Cash                                                                                                 583
Receivables:
   Investments sold                                                                            1,407,183
   Dividends                                                                                     341,021
Prepaid expenses                                                                                   9,916
                                                                                         ---------------
Total Assets                                                                                  50,855,368
                                                                                         ---------------

LIABILITIES

Payables:
   Investments purchased                                                                       1,566,135
   Investment advisory fees (Note C)                                                             117,121
   Directors' fees                                                                                11,158
   Administration fees (Note C)                                                                    3,991
   Other accrued fees                                                                            106,753
                                                                                         ---------------
Total Liabilities                                                                              1,805,158
                                                                                         ---------------
NET ASSETS (applicable to 8,266,202 shares of common stock outstanding) (Note D)         $    49,050,210
                                                                                         ===============

NET ASSETS CONSIST OF

Capital stock, $0.001 par value; 8,266,202 shares issued and outstanding
 (100,000,000 shares authorized)                                                         $         8,266
Paid-in capital                                                                               52,050,643
Undistributed net investment income                                                               41,211
Accumulated net realized loss on investments and foreign currency related transactions       (17,808,723)
Net unrealized appreciation in value of investments and translation of other assets
 and liabilities denominated in foreign currencies                                            14,758,813
                                                                                         ---------------
Net assets applicable to shares outstanding                                              $    49,050,210
                                                                                         ===============

NET ASSET VALUE PER SHARE ($49,050,210 DIVIDED BY 8,266,202)                             $          5.93
                                                                                         ===============

MARKET PRICE PER SHARE                                                                   $          5.84
                                                                                         ===============

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME

Income (Note B):
   Dividends                                                                             $       515,352
   Interest                                                                                       14,099
   Less: Foreign taxes withheld                                                                  (76,840)
                                                                                         ---------------
   Total Investment Income                                                                       452,611
                                                                                         ---------------

Expenses:
   Investment advisory fees (Note C)                                                             229,413
   Custodian fees                                                                                 52,934
   Administration fees (Note C)                                                                   24,514
   Audit fees                                                                                     22,316
   Legal fees                                                                                     22,283
   Directors' fees                                                                                15,372
   Printing (Note C)                                                                              15,372
   Accounting fees                                                                                14,876
   Transfer agent fees                                                                             9,521
   Stock exchange listing fees                                                                     8,679
   Insurance                                                                                       2,344
   Miscellaneous                                                                                   6,576
                                                                                         ---------------
   Total Expenses                                                                                424,200
                                                                                         ---------------
   Net Investment Income                                                                          28,411
                                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
 RELATED TRANSACTIONS

Net realized gain/(loss) from:
   Investments                                                                                10,365,648
   Foreign currency related transactions                                                         (69,416)
Net change in unrealized appreciation in value of investments and translation
 of other assets and liabilities denominated in foreign currencies                            (3,294,187)
                                                                                         ---------------
Net realized and unrealized gain on investments and foreign currency
 related transactions                                                                          7,002,045
                                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $     7,030,456
                                                                                         ===============

                                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             FOR THE
                                                                                           SIX MONTHS
                                                                                              ENDED            FOR THE
                                                                                          JUNE 30, 2005       YEAR ENDED
                                                                                           (UNAUDITED)     DECEMBER 31, 2004
                                                                                         ---------------   -----------------
INCREASE IN NET ASSETS

Operations:
  Net investment income                                                                  $        28,411    $        781,992
  Net realized gain on investments and foreign currency related transactions                  10,296,232           3,188,176
  Net change in unrealized appreciation in value of investments and translation
   of other assets and liabilities denominated in foreign currencies                          (3,294,187)          6,531,330
                                                                                         ---------------    ----------------
    Net increase in net assets resulting from operations                                       7,030,456          10,501,498
                                                                                         ---------------    ----------------
Dividends to shareholders:
  Net investment income                                                                               --            (785,289)
                                                                                         ---------------    ----------------
    Total increase in net assets                                                               7,030,456           9,716,209
                                                                                         ---------------    ----------------

NET ASSETS

Beginning of period                                                                           42,019,754          32,303,545
                                                                                         ---------------    ----------------
End of period*                                                                           $    49,050,210    $     42,019,754
                                                                                         ===============    ================

----------
* Includes undistributed net investment income of $41,211 and $12,800, respectively.

See accompanying notes to financial statements.

THE INDONESIA FUND, INC.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratio to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                                          FOR THE
                                                                         SIX MONTHS
                                                                            ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                                        JUNE 30, 2005     ----------------------------------------
                                                                         (UNAUDITED)         2004           2003           2002
                                                                        -------------     ----------     ----------     ----------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                     $     5.08       $     3.91     $     2.09     $     1.52
                                                                         ----------       ----------     ----------     ----------
Net investment income/(loss)                                                     --             0.09           0.03           0.01
Net realized and unrealized gain/(loss) on investments and
  foreign currency related transactions                                        0.85             1.17           1.81           0.56
                                                                         ----------       ----------     ----------     ----------
Net increase/(decrease) in net assets resulting from operations                0.85             1.26           1.84           0.57
                                                                         ----------       ----------     ----------     ----------
Dividends and distributions to shareholders:
  Net investment income                                                          --            (0.09)         (0.02)            --
  Net realized gain on investments and
    foreign currency related transactions                                        --               --             --             --
                                                                         ----------       ----------     ----------     ----------
Total dividends and distributions to shareholders                                --            (0.09)         (0.02)            --
                                                                         ----------       ----------     ----------     ----------
Net asset value, end of period                                           $     5.93       $     5.08     $     3.91     $     2.09
                                                                         ==========       ==========     ==========     ==========
Market value, end of period                                              $     5.84       $     5.07     $     4.83     $     1.65
                                                                         ==========       ==========     ==========     ==========
Total investment return (a)                                                   15.19%            6.72%        194.19%         25.00%
                                                                         ==========       ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                  $   49,050       $   42,020     $   32,304     $   17,317
Ratio of expenses to average net assets                                        1.85%(d)         2.03%          2.65%          2.69%
Ratio of net investment income/(loss) to average net assets                    0.12%(d)         2.24%          1.23%          0.36%
Portfolio turnover rate                                                       51.11%           43.59%         95.66%         29.15%

* Based on actual shares outstanding on June 8, 2001 (prior to the Agreement and Plan of Reorganization effective June 11, 2001 between the Fund and Jakarta Growth Fund) and December 31, 2001.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment program.
(b) Excluding merger-related fees, the ratio of expenses to average net assets would have been 4.31%.
(c) Excluding merger-related fees, the ratio of expenses to average net assets would have been 4.13%.
(d)  Annualized

                                 See accompanying notes to financial statements.

                                                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                                         ---------------------------------------------------------
                                                                            2001            2000            1999           1998
                                                                         ----------      ----------      ----------     ----------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                     $     1.72      $     4.48      $     2.71     $     3.58
                                                                         ----------      ----------      ----------     ----------
Net investment income/(loss)                                                  (0.13)*         (0.13)          (0.05)         (0.04)
Net realized and unrealized gain/(loss) on investments and
  foreign currency related transactions                                       (0.07)          (2.63)           1.87          (0.83)
                                                                         ----------      ----------      ----------     ----------
Net increase/(decrease) in net assets resulting from operations               (0.20)          (2.76)           1.82          (0.87)
                                                                         ----------      ----------      ----------     ----------
Dividends and distributions to shareholders:
  Net investment income                                                          --              --              --             --
  Net realized gain on investments and
    foreign currency related transactions                                        --              --           (0.05)            --
                                                                         ----------      ----------      ----------     ----------
Total dividends and distributions to shareholders                                --              --           (0.05)            --
                                                                         ----------      ----------      ----------     ----------
Net asset value, end of period                                           $     1.52      $     1.72      $     4.48     $     2.71
                                                                         ==========      ==========      ==========     ==========
Market value, end of period                                              $     1.32      $    1.563      $    5.438     $    3.438
                                                                         ==========      ==========      ==========     ==========
Total investment return (a)                                                  (15.52)%        (71.26)%         59.58%        (25.68)%
                                                                         ==========      ==========      ==========     ==========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                  $   12,545      $    7,935      $   20,669     $   12,491
Ratio of expenses to average net assets                                        8.89%(b)        7.23%(c)        3.18%          4.21%
Ratio of net investment income/(loss) to average net assets                   (5.63)%         (4.85)%         (1.43)%        (1.37)%
Portfolio turnover rate                                                       10.23%          16.48%          47.38%         36.58%

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                         ------------------------------------------
                                                                            1997           1996             1995
                                                                         ----------      ----------      ----------

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                                     $    10.68      $     9.34      $     9.18
                                                                         ----------      ----------      ----------
Net investment income/(loss)                                                   0.03            0.01              --
Net realized and unrealized gain/(loss) on investments and
  foreign currency related transactions                                       (7.13)           1.33            0.16
                                                                         ----------      ----------      ----------
Net increase/(decrease) in net assets resulting from operations               (7.10)           1.34            0.16
                                                                         ----------      ----------      ----------
Dividends and distributions to shareholders:
  Net investment income                                                          --              --              --
  Net realized gain on investments and
    foreign currency related transactions                                        --              --              --
                                                                         ----------      ----------      ----------
Total dividends and distributions to shareholders                                --              --              --
                                                                         ----------      ----------      ----------
Net asset value, end of period                                           $     3.58      $    10.68      $     9.34
                                                                         ==========      ==========      ==========
Market value, end of period                                              $    4.625      $    9.750      $   10.125
                                                                         ==========      ==========      ==========
Total investment return (a)                                                  (52.56)%         (3.70)%        (15.63)%
                                                                         ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                  $   16,486      $   49,223      $   43,060
Ratio of expenses to average net assets                                        1.89%           1.91%           1.96%
Ratio of net investment income/(loss) to average net assets                    0.33%           0.10%           0.05%
Portfolio turnover rate                                                       48.19%          34.67%          24.10%

THE INDONESIA FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE A. ORGANIZATION

The Indonesia Fund, Inc. (the "Fund") was incorporated in Maryland on January 8, 1990 and commenced investment operations on March 9, 1990. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time, but after the close of the securities' primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

SHORT-TERM INVESTMENTS: The Fund sweeps available U.S. dollar cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund's custodian. The Fund also sweeps available cash denominated in Indonesian rupiah into a short-term deposit issued by Citibank N.A., Jakarta. These short-term time deposits are variable rate accounts classified as short-term investments.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and U.S. income tax purposes. Interest income is accrued as earned; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders sufficient to relieve it from all or substantially all U.S. income and excise taxes.

Income received by the Fund from sources within Indonesia and other foreign countries may be subject to withholding and other taxes imposed by such countries.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities at the valuation date rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received.

DISTRIBUTIONS OF INCOME AND GAINS: The Fund distributes at least annually to shareholders substantially all of its net investment income and net realized short-term capital gains, if any. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

OTHER: The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

Investment in Indonesian and other foreign securities requires consideration of certain factors that are not normally involved in investments in U.S. securities. The Indonesian securities market is an emerging market characterized by a small number of company listings, high price volatility and a relatively illiquid secondary trading environment. These factors, coupled with restrictions on investment by foreigners and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in Indonesian and other foreign securities, the purchase and sale prices for such securities and the timing of purchases and sales.

The limited liquidity of the Indonesian and other foreign securities markets may also affect the Fund's ability to acquire or dispose of securities at a price and time that it wishes to do so. Accordingly, in periods of rising market prices, the Fund may be unable to participate in such price increases fully to the extent that it is unable to acquire desired portfolio positions quickly; conversely the Fund's inability to dispose fully and promptly of positions in declining markets will cause its net asset value to decline as the value of unsold positions is marked to lower prices.

NOTE C. AGREEMENTS

Credit Suisse Asset Management, LLC ("CSAM"), serves as the Fund's investment adviser with respect to all investments. CSAM receives as compensation for its advisory services from the Fund an annual fee, calculated weekly and paid quarterly, equal to 1.00% of the Fund's average weekly net assets. For the six months ended June 30, 2005, CSAM earned $229,413 for advisory services. CSAM also provides certain administrative services to the Fund and is reimbursed by the Fund for costs incurred on behalf of the Fund (up to $20,000 per annum). For the six months ended June 30, 2005, CSAM was reimbursed $2,777 for administrative services rendered to the Fund.

Credit Suisse Asset Management (Australia) Limited ("Sub-Adviser") serves as the Fund's sub-investment adviser. CSAM currently pays the Sub-Adviser on a quarterly basis a fee of 90% of the net quarterly amount received by CSAM as the Fund's investment adviser. The Fund does not pay the Sub-Adviser.

Bear Stearns Funds Management Inc. ("BSFM") serves as the Fund's administrator. The Fund pays BSFM a monthly fee that is calculated weekly based on the Fund's average weekly net assets. For the six months ended June 30, 2005, BSFM earned $21,737 for administrative services.

Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2005, Merrill was paid $12,295 for its services to the Fund.

NOTE D. CAPITAL STOCK

The authorized capital stock of the Fund is 100,000,000 shares of common stock, $0.001 par value. Of the 8,266,202 shares outstanding at June 30, 2005, CSAM owned 7,169 shares.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2005, purchases and sales of securities, other than short-term investments, were $22,554,225 and $24,726,386, respectively.

NOTE F. CREDIT FACILITY

The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured, line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of

0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the six months ended June 30, 2005, the Fund had no borrowings under the Credit Facility.

NOTE G. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to foreign currency transactions, post-October losses on foreign currency transactions and losses deferred due to wash sales.

The tax character of the $785,289 dividends paid during the year ended December 31, 2004 was ordinary income.

At December 31, 2004, the Fund had a capital loss carryover for U.S. federal income tax purposes of $26,646,783 of which $3,265,956 expires in 2005; $13,254,308 expires in 2006; $1,782,694 expires in 2007; $5,937,713 expires in
2008 ($2,211,704 of capital loss carryforward expiring in 2008 is subject to annual limitations of $292,278), $1,720,106 expires in 2009 and $686,006 expires in 2010. For the year ended December 31, 2004, the Fund utilized capital loss carryovers of $3,110,515. It is uncertain whether the Fund will be able to realize the benefits before they expire.

At December 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $35,034,744, $14,431,126, $(369,205), and $14,061,921, respectively.

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

On April 22, 2005, the Annual Meeting of Shareholders of The Indonesia Fund, Inc. (the "Fund") (the "Meeting") was held and the following matter was voted upon:

(1)  To re-elect two directors to the Board of Directors of the Fund.

NAME OF DIRECTOR                        FOR          WITHHELD
----------------                     ---------       --------
Lawrence J. Fox                      5,557,384        53,573
Michael E. Kenneally                 5,556,732        54,225

In addition to the directors re-elected at the Meeting, Enrique R. Arzac and Richard H. Francis continued as directors of the Fund.

Effective April 15, 2005, William W. Priest, Jr. resigned as director of the
Fund.

Effective May 16, 2005, Steven Rappaport was appointed as director of the Fund by the Board of Directors.

IMPORTANT PRIVACY CHOICES FOR CONSUMERS (UNAUDITED)

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:
- Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and
-  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to The Indonesia Fund, Inc., c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017.]

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 16, 2005.

DESCRIPTION OF INVESTLINK(SM) PROGRAM (UNAUDITED)

The InvestLink(SM) Program is sponsored and administered by EquiServe Trust Company, N.A., not by The Indonesia Fund, Inc. (the "Fund"). EquiServe Trust Company, N.A., will act as program administrator (the "Program Administrator") of the InvestLink(SM) Program (the "Program"). The purpose of the Program is to provide existing shareholders with a simple and convenient way to invest additional funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

In order to participate in the Program, you must be a registered holder of at least one Share of stock of the Fund. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. All cash payments must be drawn on a U.S. bank and payable in U.S. dollars. Checks must be made payable to EquiServe. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

A participant will be assessed certain charges in connection with his participation in the Program. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The investment date for cash payments is the 25th day of each month (or the next trading day if the 25th is not a trading day). The investment date for dividend reinvestment is the dividend payment date. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period. All sale requests having an anticipated market value of $100,000.00 or more are expected to be submitted in written form. In addition, all sale requests received by the Program Administrator within thirty (30) days of an address change are expected to be submitted in written form.

EquiServe Trust Company, N.A., as Program Administrator, administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as the fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such Shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all of his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.

While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

Any interested shareholder may participate in the Program. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested shareholder may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers:
(800) 730-6001 (U.S. and Canada) or (781) 575-3100 (outside U.S. and Canada).
All correspondence regarding the Program should be directed to: EquiServe Trust Company N.A., InvestLink(SM) Program, P.O. Box 43010, Providence,
RI 02940-3010.

InvestLink is a service mark of EquiServe Trust Company, N.A.

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how The Indonesia Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

            -   By calling 1-800-293-1232;

            -   On the Fund's website, www.csam.com/us

            - On the website of the Securities and Exchange Commission, http://www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

OTHER FUNDS MANAGED BY CREDIT SUISSE ASSET MANAGEMENT, LLC

Credit Suisse Capital Appreciation Fund
Credit Suisse Cash Reserve Fund
Credit Suisse Commodity Return Strategy Fund
Credit Suisse Emerging Markets Fund
Credit Suisse Fixed Income Fund
Credit Suisse Global Fixed Income Fund
Credit Suisse Global Small Cap Fund
Credit Suisse High Income Fund
Credit Suisse International Focus Fund
Credit Suisse Japan Equity Fund
Credit Suisse Large Cap Blend Fund
Credit Suisse Large Cap Value Fund
Credit Suisse Mid-Cap Growth Fund
Credit Suisse New York Municipal Fund
Credit Suisse Short Duration Bond Fund
Credit Suisse Small Cap Growth Fund
Credit Suisse Small Cap Value Fund

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. For up-to-date performance, please look in the mutual fund section of your newspaper under Credit Suisse.

Credit Suisse Asset Management Securities, Inc., Distributor.

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

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

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund--The Indonesia Fund, Inc.--is a closed-end, non-diversified management investment company whose shares trade on the American Stock Exchange, LLC. Its principal investment objective is long-term capital appreciation with income as a secondary objective through investments primarily in Indonesian equity and debt securities. Credit Suisse Asset Management, LLC (New York), the Fund's investment adviser, is part of Credit Suisse Asset Management ("CSAM"), the institutional and mutual-fund asset-management arm of Credit Suisse First Boston ("CSFB"). As of June 30, 2005, CSAM managed over $24 billion in the U.S. and, together with its global affiliates, managed assets of over $327 billion in 16 countries.

SHAREHOLDER INFORMATION

The market price is published in: THE NEW YORK TIMES (daily), THE WALL STREET JOURNAL (daily), and BARRON'S (each Monday) under the designation "Indonesia". The Fund's American Stock Exchange, LLC trading symbol is IF. Weekly comparative net asset value (NAV) and market price information about The Indonesia Fund, Inc.'s shares are published each Sunday in THE NEW YORK TIMES and each Monday in THE WALL STREET JOURNAL and BARRON'S, as well as other newspapers, in a table called "Closed-End Funds."

THE CSAM GROUP OF FUNDS

LITERATURE REQUEST--Call today for free descriptive information on the closed-end funds listed below at 1-800-293-1232 or visit our website on the
Internet: http://www.csam.com/us.

CLOSED-END FUNDS

SINGLE COUNTRY
The Chile Fund, Inc. (CH)
The First Israel Fund, Inc. (ISL)

MULTIPLE COUNTRY
The Emerging Markets Telecommunications Fund, Inc. (ETF)
The Latin America Equity Fund, Inc. (LAQ)

FIXED INCOME
Credit Suisse Asset Management Income Fund, Inc. (CIK)
Credit Suisse High Yield Bond Fund (DHY)

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DIRECTORS AND CORPORATE OFFICERS

Enrique R. Arzac        Director

Lawrence J. Fox         Director

Richard H. Francis      Director

Steven Rappaport        Director

Michael E. Kenneally    Director and Chairman of the Board

Steven Plump            Chief Executive Officer and President

Boon Hong Yeo           Chief Investment Officer

J. Kevin Gao            Senior Vice President

Ajay Mehra              Chief Legal Officer

Emidio Morizio          Chief Compliance Officer

Michael A. Pignataro    Chief Financial Officer and Secretary

Karen Regan             Assistant Secretary

Robert M. Rizza         Treasurer

John Smith              Assistant Treasurer

INVESTMENT ADVISER

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, NY 10017

INVESTMENT SUB-ADVISER

Credit Suisse Asset Management (Australia) Limited
Level 32, Gateway Building
1 Macquarie Place
Sydney NSW 2000

ADMINISTRATOR

Bear Stearns Funds Management Inc.
383 Madison Avenue
New York, NY 10179

CUSTODIAN

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

SHAREHOLDER SERVICING AGENT

EquiServe Trust Company, N.A.
P. O. Box 43010
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103

LEGAL COUNSEL

Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

[AMERICAN STOCK EXCHANGE(R) LISTED IF(TM) LOGO]

                                                                     IF-SAR-0605
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ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 1, 2005.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

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(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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                                   SIGNATURES

              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

              THE INDONESIA FUND, INC.

              /s/Steven Plump
              ---------------
              Name:  Steven Plump
              Title: Chief Executive Officer
              Date:  September 1, 2005


              Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

              /s/Steven Plump
              ---------------
              Name:  Steven Plump
              Title: Chief Executive Officer
              Date:  September 1, 2005

              /s/Michael A. Pignataro
              -----------------------
              Name:  Michael A. Pignataro
              Title: Chief Financial Officer
              Date:  September 1, 2005